Note Net income (loss) per common share - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share, Basic and Diluted, Other Disclosures [Abstract]
Accelerated Share Repurchases Final Price Paid Per Share	$ 40.6
Stock Repurchase Program Authorized Amount	$ 75
Total Common Shares Repurchased Accelerated Share Repurchase Agreements	1,847,372
Employee Stock Option
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		0	0	0